Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregated Revenue

The following table presents disaggregated revenue for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Voice Services, at a point in time	$313,904	$-	$638,403	$-
Messaging Services, at a point in time	4,348		8,321
Platform Leasing, over time	26	-	66	-
	$318,278	$-	$646,790	$-

The following table presents the disaggregated revenue for the years ended December 31, 2025 and 2024:

	Year Ended
	December 31,
	2025	2024
Messaging Services, at a point in time	$21,609,822	$-
Platform Leasing, over time	230,046	-
	$21,839,868	$-

Schedule of Changes in Non-Controlling Interest	The following table sets forth the changes in non-controlling interest for the year ended December 31, 2025 and 2024:
Non-Controlling Interests
Balance at December 31, 2024	$(221,886)
Net loss attributable to non-controlling interest	-
Balance at December 31, 2025	$(221,886)

Balance at December 31, 2023	$(221,886)
Net loss attributable to non-controlling interest	-
Balance at December 31, 2024	$(221,886)